Provisions and Other Liabilities - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of other provisions [line items]
Other provisions			$ 3,657	$ 2,470
Provision for decommissioning, restoration and rehabilitation costs, period increase (decrease)	$ 712	$ 412
Other environment related provision
Disclosure of other provisions [line items]
Provisions			101	78
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Other provisions			3,342	2,234
Water quality management costs
Disclosure of other provisions [line items]
Other provisions			$ 1,200	745
Extended period			100 years
Provision for decommissioning, restoration and rehabilitation costs, closed operations
Disclosure of other provisions [line items]
Other provisions			$ 712	396
Steelmaking Coal | Water quality management costs
Disclosure of other provisions [line items]
Other provisions			$ 673	$ 411
Discount rate | Bottom of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate			0.0405
Discount rate | Top of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate			0.0585
Inflation rate | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate			0.0200	0.0200